Putnam
Technology
Fund


ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The market environment that prevailed throughout Putnam Technology Fund's abbreviated initial fiscal year is one that most equity investors will not recall with fond memories. While the technology-oriented companies in which your fund invests were selected on the basis of their potential for solid long-term growth, the combination of unfavorable market conditions and the fund's short life has not allowed them to demonstrate this potential.

We understand that a decline at the start of a new fund's life is discouraging for shareholders, but seasoned investors know that market downturns usually create opportunities for a fund to take advantage of future growth. Putnam's team approach to portfolio management and its commitment to style consistency suggest that the fund will be well positioned to take advantage of opportunities in the technology sector when the market resumes its upward slope.

On the following pages, portfolio managers David Santos, Saba Malak, and Paul Marrkand review performance during the fund's inaugural period and discuss prospects for its first full fiscal year.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

David J. Santos
Saba S. Malak
Paul E. Marrkand

We are pleased to offer this first annual report to shareholders of Putnam Technology Fund. Although this is an annual report for the fiscal year ended January 31, 2001, the fund has been in existence only since June 14, 2000, and entered the market during a particularly trying time for technology stocks. Shortly before your fund began operations, the Nasdaq Composite Index -- a common measure of technology stock performance -- had suffered a historically steep decline after delivering extraordinary returns in 1999. In June, July, and August of 2000 the sector rebounded temporarily, but technology stocks floundered once again during the last part of 2000. January brought with it the heartening influence of two aggressive short-term interest rate cuts by the Federal Reserve Board, which helped revive the sector. Inevitably, your fund's performance reflects this volatile environment.

Total return for period ended 1/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
  -25.76% -30.04%  -26.12% -29.81%  -26.12% -26.86%  -26.00% -28.60%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* NEW YEAR BROUGHT NEW SENTIMENT

The third and fourth quarters proved to be especially volatile and damaging to technology stocks. A combination of factors slowed spending on technology products and services, diminishing the earnings growth of many technology companies. First, the high stock valuations early in 2000 reflected high levels of business investment in technology, much of it designed to prepare for the Y2K computer bug. This spending slowed dramatically in the second half of the year. Second, while there were shortages of semiconductors and cellular telephones in the first half of the year, that situation corrected itself and inventory levels rose, driving stock prices lower. Third, many dot-com companies with ill-conceived business models went out of business. Finally, a broad economic slowdown that followed the Fed's rate hikes in early 2000 reduced technology spending by both consumers and businesses. As these trends reduced earnings in the technology sector, stock prices and valuations declined.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                     28.0%

Electronics                  18.0%

Communications
equipment                    15.7%

Computers                     8.3%

Telecommunications            7.2%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

The momentum shifted during the first few days of January 2001, sparked by the Fed's surprise announcement that it was immediately cutting short-term rates in order to bolster the economy. This rate cut proved to be a significant psychological boost to the market, as it was a clear sign that the Fed is committed to maintaining economic growth or moderating any downturn in the economy. The Fed followed through with yet another decrease in short-term rates at its meeting at the end of January. Investors became more optimistic that the Fed's moves would stimulate greater spending on technology products in coming quarters and relieve pressure on the credit markets that supply capital to innovative new technology companies.

* FUND GATHERED ATTRACTIVE PORTFOLIO

With many technology stocks on the decline, Putnam Technology Fund was able to find many attractive investment opportunities selling well below their market highs. To that end, the fund benefited from its flexibility to invest across a wide range of industries. Any company whose products or services are related to technology may be considered for the portfolio. Targets include companies at different stages of growth, including midsize companies with significant market share in new industries and global technology giants with years of experience and profitability. The fund may also invest in stocks of companies at their entrepreneurial stages, looking to hold them in the portfolio until they grow into dominant worldwide corporations.

We look for companies of all sizes, choosing those that have strong balance sheets, superior management, and solid long-term growth potential. Technology and the associated telecommunications field offer a wide menu of opportunities, such as software, hardware, semiconductors, networking, data storage, data security, telecommunications equipment, wireless, and fiber optics. We also will look for opportunities in the biotechnology industry.

* FUND EMPHASIZES SOFTWARE AND STORAGE COMPANIES

Since the fund's inception, we've found software and storage companies to be a fertile area for long-term growth opportunities. As e-commerce becomes an even more integral part of corporate growth, software designed to support and expand it has attracted significant interest from corporate managers. Among the companies that have caught our eye are Siebel Systems, a customer relationship management firm offering software that helps companies track their sales and customer service capabilities. In addition, we believe that prospects for I2 Technologies, a supply-chain management software company, are strong. While these holdings, and others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Microsoft Corp.
Software

Cisco Systems, Inc.
Communications equipment

EMC Corp.
Computers

AOL Time Warner, Inc.
Technology services

Intel Corp.
Electronics

Comverse Technology, Inc.
Communications equipment

BEA Systems, Inc.
Software

VERITAS Software Corp.
Software

Viacom, Inc. Class B
Entertainment

Siebel Systems, Inc.
Software

Footnote reads:
These holdings represent 33.6% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

THE OUTLOOK FOR TECHNOLOGY STOCKS

In spite of the volatility of technology stocks during the past year, the sector still offers exceptional opportunities for long-term investors to build wealth. Powerful information technology products and services -- computers, fiber-optic networks, the Internet, data storage systems, and software -- are changing the world and attracting strong business and consumer spending. Businesses must continually upgrade their technologies to remain competitive and enhance productivity. As a percentage of business capital investment, technology equipment and services grew from less than 20% in 1980 to more than 40% in 2000. Consumers also drove growth, buying more than 400 million wireless telephones worldwide in 2000. The recent volatility in the sector has had one benefit -- new companies must provide solid plans to achieve profitability. The sector as a whole is in the early stages of delivering a high level of profits long anticipated during the past decade of rapid innovation.

With increased e-commerce comes a need to efficiently store and manage larger and larger amounts of data. One holding we've been attracted to is Brocade Communications Systems, which draws on the demand for better storage capabilities. Brocade's products enable businesses to increase the speed at which data is carried across their internal networks. The company's specialty is fiber channel switches that help prevent bottlenecks of data from forming within computer storage networks. We also currently favor EMC, which manufactures large storage systems.

* LONG-TERM TRENDS REMAINED IN PLACE

Over the short term, the Fed's rate cuts and some encouraging earnings reports in January exerted positive influence on the sector. Volatility is likely to continue due to ongoing concern about near-term earnings results. In addition, first-half 2001 annual earnings comparisons will look especially weak compared to a very strong first half of 2000. This should change in the second half of 2001, as the Fed's interest-rate cuts should stimulate spending that may boost earnings growth for technology firms.

Looking longer-term, the positive trends that have pushed technology to the forefront of the U.S. stock market should remain in place. In particular, spending on technology has changed from a discretionary part of corporate budgets to an item that is critical for a company's competitive growth. Technical innovation, productivity enhancement, the Internet, the telecommunications infrastructure buildout, and strong consumer hunger for new products should all contribute to producing growth in the technology sector that is stronger than the economy as a whole. That strength should help the sector rebound from a difficult 2000. The question is when, and a great deal of the answer lies in the pace and character of any recovery we might see in the U.S. and global economies.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one region or sector and involves more risk than a fund that invests more broadly. Investments in small and midsize companies involve increased risk of price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Technology Fund is designed for investors seeking capital appreciation through investments in common stocks of U.S. companies in the technology industries that offer the opportunity for growth.


TOTAL RETURN FOR PERIOD ENDED 1/31/01

                    Class A         Class B         Class C         Class M
(inception dates)  (6/14/00)       (6/14/00)       (6/14/00)       (6/14/00)
                  NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
-------------------------------------------------------------------------------
Life of fund    -25.76% -30.04% -26.12% -29.81% -26.12% -26.86% -26.00% -28.60%
-------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIOD ENDED 1/31/01

                  Goldman Sachs            Standard &
                   Technology    Poor's [REGISTRATION MARK] 500       Consumer
                    Indexes                  Index                  price index
-------------------------------------------------------------------------------
Life of fund
(since 6/14/00)     -23.09%                 -3.15%                    2.45%
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns reflect the CDSC, which is 1% for the first year and is eliminated thereafter. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION PERIOD ENDED 1/31/01

                     Class A         Class B         Class C         Class M
------------------------------------------------------------------------------
Distributions*          --              --              --              --
------------------------------------------------------------------------------
Share value:       NAV     POP         NAV             NAV         NAV     POP
------------------------------------------------------------------------------
6/14/00          $8.50   $9.02        $8.50           $8.50      $8.50   $8.81
------------------------------------------------------------------------------
1/31/01           6.31    6.69         6.28            6.28       6.29    6.52
------------------------------------------------------------------------------
*The fund did not make any distributions during the period.




[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 6/14/00



           Fund's class A       Goldman Sachs     Standard & Poor's    Consumer price
Date       shares at POP     Technology Indexes     500 Index              index
6/14/00        9,425              10,000              10,000              10,000
6/30/00       10,177              11,230              10,247              10,052
7/31/00        9,800              10,706              10,086              10,076
8/31/00       11,297              12,099              10,713              10,070
9/30/00       10,055              10,139              10,147              10,122
10/31/00       9,135               9,373              10,104              10,140
11/30/00       6,740               7,227               9,308              10,157
12/31/00       6,618               6,607               9,353              10,175
1/31/01       $6,996              $7,691              $9,685             $10,245

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $7,388 ($7,019 with the contingent deferred sales charge); a $10,000 investment in the fund's class C shares would have been valued at $7,388 ($7,314 with the contingent deferred sales charge); a $10,000 investment in the fund's class M shares would have been valued at $7,400 ($7,140 at public offering price). See first page of performance section for performance calculation method.





TOTAL RETURN FOR PERIOD ENDED 12/31/00 (most recent calendar quarter)

                     Class A           Class B           Class C           Class M
(inception dates)   (6/14/00)         (6/14/00)         (6/14/00)         (6/14/00)
                   NAV     POP       NAV    CDSC       NAV    CDSC       NAV     POP
--------------------------------------------------------------------------------------
Life of fund     -29.77% -33.81%   -30.12% -33.61%   -30.12% -30.82%   -30.00% -32.46%
--------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's 500 Composite Stock Price Index (Standard & Poor's 500 Index)* is an index of common stocks frequently used as a general measure of stock market performance.

The Goldman Sachs Technology Indexes* are unmanaged and a new series of capitalization-weighted benchmarks for evaluating the performance of key components of the technology sector.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Footnote reads:
*Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Technology Fund (a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Technology Fund (the "fund") at January 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period June 14, 2000 (commencement of operations) through January 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at January 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 13, 2001



THE FUND'S PORTFOLIO
January 31, 2001

COMMON STOCKS (94.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
Biotechnology (6.5%)
-------------------------------------------------------------------------------------------------------------------
             39,600 Amgen, Inc. (NON)                                                                $    2,784,375
             45,400 Applera Corp.-Applied Biosystems Group                                                3,813,600
             41,600 Celgene Corp. (NON)                                                                   1,154,400
             42,100 Genentech, Inc. (NON)                                                                 2,494,425
             62,100 Immunex Corp. (NON)                                                                   1,901,813
             29,600 MedImmune, Inc. (NON)                                                                 1,176,600
             41,500 Millennium Pharmaceuticals, Inc. (NON)                                                2,080,188
                                                                                                      -------------
                                                                                                         15,405,401

Cable Television (1.5%)
-------------------------------------------------------------------------------------------------------------------
             27,700 Adelphia Communications Corp. Class A (NON)                                           1,198,025
             54,000 Comcast Corp. Class A (NON)                                                           2,311,875
                                                                                                      -------------
                                                                                                          3,509,900

Commercial and Consumer Services (1.0%)
-------------------------------------------------------------------------------------------------------------------
             52,000 Paychex, Inc.                                                                         2,346,500

Communications Equipment (14.9%)
-------------------------------------------------------------------------------------------------------------------
             34,200 Brocade Communications Systems, Inc. (NON)                                            3,088,688
             25,100 CIENA Corp. (NON)                                                                     2,260,569
            290,995 Cisco Systems, Inc. (NON)                                                            10,894,125
             60,500 Comverse Technology, Inc. (NON)                                                       6,855,406
             23,300 Juniper Networks, Inc. (NON)                                                          2,468,344
             66,500 Nokia Corp. OYJ AB ADR (Finland)                                                      2,284,275
             95,000 Nortel Networks Corp. (Canada)                                                        3,631,850
             36,400 QUALCOMM, Inc. (NON)                                                                  3,059,875
             21,900 Redback Networks, Inc. (NON)                                                          1,048,463
                                                                                                      -------------
                                                                                                         35,591,595

Computers (8.2%)
-------------------------------------------------------------------------------------------------------------------
             45,500 Dell Computer Corp. (NON)                                                             1,188,688
            142,200 EMC Corp.                                                                            10,805,771
             22,300 IBM Corp.                                                                             2,497,600
             29,800 Retek, Inc. (NON)                                                                       996,438
             96,300 Sun Microsystems, Inc. (NON)                                                          2,943,169
             15,300 VeriSign, Inc. (NON)                                                                  1,124,550
                                                                                                      -------------
                                                                                                         19,556,216

Consumer Services (1.2%)
-------------------------------------------------------------------------------------------------------------------
             45,300 TMP Worldwide, Inc. (NON)                                                             2,851,069

Electronics (18.0%)
-------------------------------------------------------------------------------------------------------------------
             24,300 Alpha Industries, Inc.                                                                  729,000
             42,400 Applied Micro Circuits Corp. (NON)                                                    3,116,400
            114,100 ARM Holdings PLC ADR (United Kingdom) (NON)                                           2,631,431
             43,200 Chartered Semiconductor Manufacturing, Ltd. ADR  (Singapore) (NON)                    1,512,000
             38,800 Emulex Corp. (NON)                                                                    3,608,400
            214,000 Intel Corp.                                                                           7,918,000
             47,500 Linear Technology Corp.                                                               2,974,688
             54,600 LSI Logic Corp. (NON)                                                                 1,353,534
            110,100 Marvell Technology Group, Ltd. (Bermuda) (NON)                                        4,348,950
             24,100 PerkinElmer, Inc.                                                                     2,349,509
             47,700 PMC - Sierra, Inc. (NON)                                                              3,604,331
             44,900 QLogic Corp. (NON)                                                                    3,951,200
             15,500 Sanmina Corp. (NON)                                                                     753,688
             26,400 SCI Systems, Inc. (NON)                                                                 744,480
             10,600 SDL, Inc. (NON)                                                                       2,138,550
             26,000 TranSwitch Corp. (NON)                                                                1,280,500
                                                                                                      -------------
                                                                                                         43,014,661

Entertainment (1.9%)
-------------------------------------------------------------------------------------------------------------------
             82,600 Viacom, Inc. Class B (NON)                                                            4,559,520

Medical Technology (1.0%)
-------------------------------------------------------------------------------------------------------------------
             45,100 Medtronic, Inc.                                                                       2,435,400

Semiconductor (1.0%)
-------------------------------------------------------------------------------------------------------------------
             22,900 Applied Materials, Inc. (NON)                                                         1,152,156
             48,200 LAM Research Corp. (NON)                                                              1,274,288
                                                                                                      -------------
                                                                                                          2,426,444

Software (27.4%)
-------------------------------------------------------------------------------------------------------------------
             39,700 Adobe Systems, Inc.                                                                   1,734,394
             48,900 Agile Software Corp. (NON)                                                            2,408,325
             40,000 Amdocs, Ltd. (NON)                                                                    3,132,400
             18,300 Art Technology Group, Inc. (NON)                                                        695,400
             90,900 BEA Systems, Inc. (NON)                                                               5,993,719
             20,400 Check Point Software Technologies, Ltd. (Israel) (NON)                                3,111,000
             48,000 Electronic Arts, Inc. (NON)                                                           2,199,000
             55,500 I2 Technologies, Inc. (NON)                                                           2,809,688
             69,900 Informatica Corp. (NON)                                                               2,158,163
             62,600 Informax, Inc. (NON)                                                                    715,988
             13,600 Lion Bioscience AG ADR (Germany) (NON)                                                  707,200
             59,600 Manugistics Group, Inc. (NON)                                                         3,025,631
             29,900 Mercury Interactive Corp. (NON)                                                       2,597,563
             37,700 Micromuse, Inc. (NON)                                                                 3,046,631
            214,700 Microsoft Corp. (NON)                                                                13,110,119
             17,600 Openwave Systems, Inc. (NON)                                                          1,218,800
            133,800 Oracle Corp. (NON)                                                                    3,896,925
             77,300 Peregrine Systems, Inc. (NON)                                                         2,367,313
             67,800 Siebel Systems, Inc. (NON)                                                            4,495,988
             61,900 VERITAS Software Corp. (NON)                                                          5,872,763
                                                                                                      -------------
                                                                                                         65,297,010

Technology Services (4.8%)
-------------------------------------------------------------------------------------------------------------------
            186,300 AOL Time Warner, Inc. (NON)                                                           9,791,928
             36,000 Convergys Corp. (NON)                                                                 1,710,360
                                                                                                      -------------
                                                                                                         11,502,288

Telecommunications (7.2%)
-------------------------------------------------------------------------------------------------------------------
             66,600 Allegiance Telecom, Inc. (NON)                                                        2,214,450
             95,200 Global Crossing, Ltd. (Bermuda) (NON)                                                 2,096,304
            133,900 McLeodUSA, Inc. Class A (NON)                                                         2,502,256
            124,700 Metromedia Fiber Network, Inc. Class A (NON)                                          1,987,406
             56,500 Qwest Communications International, Inc. (NON)                                        2,379,780
             39,700 Sprint Corp. (PCS Group) (NON)                                                        1,210,850
             35,600 Time Warner Telecom, Inc. Class A (NON)                                               2,707,825
             88,402 XO Communications, Inc. Class A (NON)                                                 2,176,899
                                                                                                     --------------
                                                                                                         17,275,770
                                                                                                     --------------
                    Total Common Stocks (cost $220,188,102)                                          $  225,771,774

CONVERTIBLE PREFERRED STOCKS (3.6%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            125,000 Bowstreet, Inc. Ser. D, 7.00% cum. cv. pfd.
                    (acquired 10/25/00, cost $1,500,000 (RES)                                        $    1,500,000
            185,528 Centerpoint Broadband Technologies, Inc. Ser. D, $0.86 cv. pfd.
                    (acquired 10/19/00, cost $1,999,992) (NON) (RES)                                      1,999,992
             97,860 Convergent Networks, Inc. Ser. D, zero % cv. pfd.
                    (acquired 9/19/00, cost $1,600,011) (RES)                                             1,600,011
            170,455 Hyperchip, Inc. Class C, 8.00% cv. pfd.
                    (acquired 9/5/00, cost $150,000) (RES)                                                  150,000
             50,000 Lightwave Microsystems Corp. Ser. G, $0.80 cv. pfd.
                    (acquired 10/19/00, cost $500,000) (RES)                                                500,000
            227,459 MarketSoft Software Corp., Ser. D, zero % cv. pfd.
                    (acquired 12/7/00, cost $1,110,000) (NON) (RES)                                       1,110,000
            294,117 Nutool, Inc. Ser. C, 8.00% cv. pfd.
                    (acquired 11/15/00, cost $999,998) (RES)                                                999,998
            122,060 Totality Corp. Ser. D, $0.346 cum. cv. pfd.
                    (acquired 7/27/00, cost $528,166) (RES)                                                 528,166
             30,246 Vivace Networks, Inc. Ser. C, $0.583 cv. pfd.
                    (acquired 9/7/00, cost $293,991) (RES)                                                  293,991
                                                                                                     --------------
                    Total Convertible Preferred Stocks (cost $8,682,158)                             $    8,682,158

SHORT-TERM INVESTMENTS (3.6%) (a) (cost $8,712,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $8,712,000 Interest in $400,000,000 joint tri-party repurchase agreement dated January 31, 2001 with Credit Suisse First Boston due
                    February 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $8,713,394 for an effective
                    yield of 5.76%                                                                   $    8,712,000
-------------------------------------------------------------------------------------------------------------------
              Total Investments (cost $237,582,260) ***                                              $  243,165,932
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $238,782,080.

  (b) The aggregate identified cost on a tax basis is $265,648,001, resulting in gross unrealized appreciation and depreciation of $3,542,819 and $26,024,888, respectively, or net unrealized depreciation of $22,482,069.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at January 31, 2001 was $8,682,158 or 3.6% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $237,582,260) (Note 1)                                        $243,165,932
-------------------------------------------------------------------------------------------
Cash                                                                                    421
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                    19,679
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,820,671
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   10,821,322
-------------------------------------------------------------------------------------------
Total assets                                                                    255,828,025

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 16,095,665
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          434,203
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        189,971
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           75,152
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            13
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,742
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              114,220
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              134,979
-------------------------------------------------------------------------------------------
Total liabilities                                                                17,045,945
-------------------------------------------------------------------------------------------
Net assets                                                                     $238,782,080

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                             $317,280,729
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (84,082,321)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        5,583,672
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $238,782,080

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($125,570,460 divided by 19,898,276 shares)                                           $6.31
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $6.31)*                                $6.69
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class B share
($91,913,605 divided by 14,638,709 shares) **                                         $6.28
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($16,394,953 divided by 2,609,710 shares) **                                          $6.28
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($4,903,062 divided by 779,351 shares)                                                $6.29
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $6.29)*                                $6.52
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
For the period June 14, 2000 (commencement of operations)
to January 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                       $    183,105
-------------------------------------------------------------------------------------------
Dividend (net of foreign tax of $81)                                                 40,828
-------------------------------------------------------------------------------------------
Total investment income                                                             223,933

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    937,432
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      270,720
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     1,047
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,104
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               119,167
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               363,378
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                61,436
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                16,642
-------------------------------------------------------------------------------------------
Other                                                                               246,815
-------------------------------------------------------------------------------------------
Total expenses                                                                    2,019,741
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (41,908)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,977,833
-------------------------------------------------------------------------------------------
Net investment loss                                                              (1,753,900)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                (84,082,321)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      5,583,672
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (78,498,649)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                           $(80,252,549)
-------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.



STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                                     June 14, 2000
                                                                      (commencement of operations)
                                                                               to January 31, 2001
                                                                      ----------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                                 $   (1,753,900)
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                       (84,082,321)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               5,583,672
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                   (80,252,549)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                      316,034,629
--------------------------------------------------------------------------------------------------
Total increase in net assets                                                           235,782,080

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             3,000,000
--------------------------------------------------------------------------------------------------
End of period                                                                         $238,782,080
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
-------------------------------------------------
                                   For the period
Per-share                          June 14, 2000+
operating performance               to January 31
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (a)                 (.07)
-------------------------------------------------
Net realized and unrealized
loss on investments                    (2.12)
-------------------------------------------------
Total from
investment operations                  (2.19)
-------------------------------------------------
Net asset value,
end of period                          $6.31
-------------------------------------------------
Total return at
net asset value (%)(b)                (25.76)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                      $125,570
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.16*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)               (.98)*
-------------------------------------------------
Portfolio turnover (%)                185.25*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------
                                   For the period
Per-share                          June 14, 2000+
operating performance               to January 31
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (a)                 (.10)
-------------------------------------------------
Net realized and unrealized
loss on investments                    (2.12)
-------------------------------------------------
Total from
investment operations                  (2.22)
-------------------------------------------------
Net asset value,
end of period                          $6.28
-------------------------------------------------
Total return at
net asset value (%)(b)                (26.12)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                       $91,914
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.63*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.45)*
-------------------------------------------------
Portfolio turnover (%)                185.25*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
-------------------------------------------------
                                   For the period
Per-share                          June 14, 2000+
operating performance               to January 31
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (a)                 (.10)
-------------------------------------------------
Net realized and unrealized
loss on investments                    (2.12)
-------------------------------------------------
Total from
investment operations                  (2.22)
-------------------------------------------------
Net asset value,
end of period                          $6.28
-------------------------------------------------
Total return at
net asset value (%)(b)                (26.12)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                       $16,395
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.63*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.45)*
-------------------------------------------------
Portfolio turnover (%)                185.25*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-------------------------------------------------
                                   For the period
Per-share                          June 14, 2000+
operating performance              to January 31
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (a)                 (.09)
-------------------------------------------------
Net realized and unrealized
loss on investments                    (2.12)
-------------------------------------------------
Total from
investment operations                  (2.21)
-------------------------------------------------
Net asset value,
end of period                          $6.29
-------------------------------------------------
Total return at
net asset value (%)(b)                (26.00)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $4,903
-------------------------------------------------
Ratio of expenses to
average net assets (%)(c)               1.48*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)              (1.28)*
-------------------------------------------------
Portfolio turnover (%)                185.25*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Per share net investment loss has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
January 31, 2001

Note 1
Significant accounting policies

Putnam Technology Fund (the "fund") is one of a series of Putnam Funds Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund invests mainly in common stocks of U.S. companies in the technology industries that Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes offer the opportunity for growth.

The fund offers class A, class B, class C and class M shares. Class A, class B, class C and class M shares were open to public investment on July 17, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended January 31, 2001, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At January 31, 2001, the fund had a capital loss carryover of approximately $16,760,000 available to offset future net capital gain, if any, which will expire on January 31, 2009.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, post-October loss deferrals and organization costs. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period June 14, 2000 through January 31, 2001, the fund reclassified $1,753,900 to decrease accumulated net investment loss and $1,753,900 to decrease paid-in-capital. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the period June 14, 2000 through January 31, 2001, the fund's expenses were reduced by $41,908 under these arrangements.

Each independent Trustee of the Trust receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received net commissions of $554,663 and $12,071 from the sale of class A and class M shares, respectively, and received $55,497 and $3,598 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received $1,886 on class A redemptions.

Note 3
Purchases and sales of securities

During the period June 14, 2000 through January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $590,977,849 and $278,025,268, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 23,329,687        $191,383,572
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            23,329,687         191,383,572

Shares
repurchased                                 (3,519,646)        (25,012,232)
---------------------------------------------------------------------------
Net increase                                19,810,041        $166,371,340
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 16,319,106        $135,440,310
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                            16,319,106         135,440,310

Shares
repurchased                                 (1,768,632)        (12,489,824)
---------------------------------------------------------------------------
Net increase                                14,550,474        $122,950,486
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,880,377         $23,382,365
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,880,377          23,382,365

Shares
repurchased                                   (358,902)         (2,563,305)
---------------------------------------------------------------------------
Net increase                                 2,521,475         $20,819,060
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    889,325         $ 7,389,221
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               889,325           7,389,221

Shares
repurchased                                   (198,209)         (1,495,478)
---------------------------------------------------------------------------
Net increase                                   691,116         $ 5,893,743
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The Trust was established as a Massachusetts business trust on January
22, 1996. During the period January 22, 1996 to June 14, 2000, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $750,000 each for class A, class B, class C and class M shares, respectively, and the issuance of 88,235 shares for each class to Putnam Investments, LLC on June 14, 2000.

Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in 2001.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

David J. Santos
Vice President and Fund Manager

Saba S. Malak
Vice President and Fund Manager

Paul E. Marrkand
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Technology Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN073-69571   2SG   3/01

Putnam
International
Fund 2000

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Successful investing beyond the borders of the United States demands the same basic disciplines that investing in the domestic market does: solid research and astute stock selection. But it requires something else as well: a world view. With offices in London and Tokyo in addition to the home base in Boston and with a multinational investment management capability, Putnam provides such a perspective.

Putnam International Fund 2000 moves into its first full fiscal year with a portfolio of carefully selected companies that its managers believe possess excellent long-term potential. In the following report for the fund's abbreviated fiscal year, managers Omid Kamshad, Paul Warren, Joshua Byrne, and Shigeki Makino provide insights into the investment philosophy and strategy that will drive the fund in the months and years ahead. They also provide profiles of some of the companies included in the fund's portfolio that we believe you will find interesting.

We appreciate your support of this new fund as it begins to build a track record based on a sound, consistent, and carefully managed investment philosophy.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

Omid Kamshad
Paul C. Warren
Joshua L. Byrne
Shigeki Makino

Putnam International Fund 2000's abbreviated, first fiscal year occurred during a period riddled with uncertainty for international stocks. From the fund's launch in May 2000 through January 31, 2001, international markets generally reflected trends in the U.S. market: economic growth slowed at a faster pace than expected, the growth stocks in particular that had shone in 1999 were hit with earnings disappointments, and market volatility became the rule rather than the exception.

Total return for life of fund ended 1/31/01

       Net asset value           Public offering price
-----------------------------------------------------------------------
           -5.48%                       -10.92%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods begins on page 7.


* FUND'S STRATEGY ALLOWS BROAD PORTFOLIO SCOPE

Your fund sustained losses during the period but managed to weather most of the stormy market environment, thanks to two key elements of its strategy. First, your management team employs a concentrated version of Putnam's proprietary, disciplined valuation process in stock selection. Second, we avoid traditional biases toward either a growth or a value style. As a result, your fund's portfolio ranges from small- to large-cap international stocks that are divided into two categories, foundation stocks and opportunity stocks.

Foundation stocks tend to overlap the best idea stocks found in your fund's portfolio, stocks that appear to be undervalued with long-term fundamentals. Opportunity stocks are stocks whose prices are temporarily depressed because of short-term mispricing. Mispricing could be the result of a negative news item about the company, possible earnings disappointments, or other short-term effects. These stocks are often found in the small-cap to midcap range. At this early stage of your fund's development, more than half the portfolio is in foundation-type stocks.


[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

United Kingdom    19.0%

France            14.5%

Netherlands       12.9%

Germany           11.2%

Japan              8.4%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.


* PORTFOLIO FAVORED EUROPEAN STOCKS

As is typically the case in international investing, business conditions varied across sectors and from region to region during the period. From a global point of view, Europe appeared to have the most favorable combinations of relative valuations and market conditions during the summer. The environment soured in late summer on the Continent, however, as fuel prices increased and consumer confidence deteriorated. Protests over high gasoline prices in France, Germany, and the United Kingdom briefly disrupted fuel distribution and brought commuter traffic to a standstill. The fuel crisis in Europe spooked consumers enough to inhibit their spending in the fall, dragging retail sales volume lower in the United Kingdom and France.

Outside of Europe, we have kept a cautious eye on the pace of Japan's economic recovery, which remained sluggish throughout the period. The pace of its corporate restructuring also has been disappointing to many investors. We will continue to monitor the situation and adjust the fund's weightings accordingly.

* STRONG STOCK SELECTION BENEFITED FUND

One of the benefits of a concentrated fund such as this one is the ability to drive the fund based upon stock names as opposed to sectors. One retail stock that served your fund well was the Italian company Gucci, now based in The Netherlands. This designer-clothing and leather-goods company approached the brink of bankruptcy in the 1980s under family mismanagement but made a powerful comeback under its chief designer Tom Ford and chief executive Domenico De Sole. Gucci recently acquired Yves Saint Laurent, and the company hopes to revive that faded designer line to Gucci's legendary status along fashion runways. It also recently fought off a hostile takeover bid by the Moet Hennessey Louis Vuitton group, the result of which is still being battled in court but should not affect Gucci's strong growth prospects.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Internationale Nederlanden Groep
(ING) NV
The Netherlands
Insurance

Shell Transportation & Trading PLC
United Kingdom
Oil and gas

Nortel Networks Corp.
Canada
Communications equipment

Sanofi-Synthelabo SA
France
Pharmaceuticals

Telecom Italia SpA
Italy
Telecommunications

ProSieben SAT.1 Media AG
Germany
Broadcasting

Akzo-Nobel NV
The Netherlands
Chemicals

Gucci Group NV
The Netherlands
Retail

Nokia OYJ AB
Finland
Communications equipment

Samsung Electronics 144A GDR
South Korea
Electronics

Footnote reads:
These holdings represent 40.6% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

Another example of an undervalued company is ING, the Dutch financial services company. ING became a major player in the under appreciated U.S. life and annuity business by acquiring Reliastar and Aetna Financial. A smart move by Dutch top management was placing Fred Hubbell in charge of ING's America and Asia/Pacific operations. Mr. Hubbell was former CEO of U.S. life insurance company Equitable of Iowa, and his U.S. expertise should help smooth the integration of the newly acquired businesses into ING's fold.

Pharmaceuticals have had their ups and downs throughout 2000, but the management team believes that Sanofi-Synthelabo holds promise. The French drug manufacturer is aiming for the U.S. pharmaceutical market, specifically drug formulation for cardiovascular and central nervous system ailments. This recently merged company had negative performance in January 2001, but we are confident that its fundamental valuation remains positive. Although these holdings, as well as others mentioned in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's strategy.

* OUTLOOK: LATTER HALF OF 2001 LOOKS BRIGHTER

As we look toward the months ahead, we are still cautious about the market outlook. Despite the Federal Reserve Board's attempts to revive the U.S. economy with two cuts in January, worldwide earnings figures still may be negative for some time. However, we do expect that lower oil prices and continued Fed easing should provide a better environment in the latter half of the year. This expectation increases the likelihood of similar rate cuts in Europe and Asia, and such a trend may encourage optimism and lead to a more favorable earnings outlook a year from now.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. This fund is non-diversified, which means that it may invest in assets in the securities of fewer companies than a diversified fund. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Fund 2000 is designed for investors seeking capital appreciation primarily through the common stocks of a relatively small number of companies outside of the United States.


TOTAL RETURN FOR PERIODS ENDED 1/31/01

                                               MSCI EAFE       Consumer
                         NAV         POP         Index       price index
-------------------------------------------------------------------------------
Life of fund
(Since 5/30/00)        -5.48%      -10.92%      -7.00%          2.45%
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION PERIOD ENDED 1/31/01

-------------------------------------------------------------------------------
Distributions (number)                                        1
-------------------------------------------------------------------------------
Income                                                        --
-------------------------------------------------------------------------------
Return of capital*                                         $0.014
-------------------------------------------------------------------------------
Capital gains                                                 --
-------------------------------------------------------------------------------
  Total                                                    $0.014
-------------------------------------------------------------------------------
Share value:                                         NAV            POP
-------------------------------------------------------------------------------
5/30/00                                             $8.50          $9.02
-------------------------------------------------------------------------------
1/31/01                                              8.02           8.51
-------------------------------------------------------------------------------
*See page 24.


TOTAL RETURN FOR PERIODS ENDED 12/31/00 (most recent calendar quarter)

                                                     MSCI EAFE      Consumer
                              NAV         POP          Index       price index
-------------------------------------------------------------------------------
Life of fund
(Since 5/30/00)             -4.77%     -10.26%        -7.03%          1.75%
-------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns reflect the current maximum initial sales charge of 5.75%. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflects an expense limitation currently or previously in effect, without which returns would have been lower. During the period, the fund was offered on a limited basis and had limited assets.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 5/30/00

                        Fund's shares        MSCI EAFE       Consumer price
Date                       at POP              Index             index

5/30/00                    9,425              10,000             10,000
6/00                       9,978              10,391             10,052
7/00                       9,823               9,955             10,076
8/00                       9,989              10,042             10,070
9/00                       9,146               9,553             10,122
10/00                      8,903               9,327             10,140
11/00                      8,459               8,977             10,157
12/00                      8,974               9,297             10,175
1/31/01                   $8,908              $9,300            $10,245

Footnote reads:
Past performance is no assurance of future results. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.


COMPARATIVE BENCHMARKS

Morgan Stanley Capital International EAFE Index (MSCI EAFE) is an unmanaged list of equity securities from Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust and
Shareholders of Putnam International Fund 2000
(a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Fund 2000 (the "fund") at January 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period May 30, 2000 (commencement of operations) through January 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at January 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 14, 2001



THE FUND'S PORTFOLIO
January 31, 2001

COMMON STOCKS (93.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Canada (7.6%)
-------------------------------------------------------------------------------------------------------------------
              9,051 Nortel Networks Corp.                                                             $     346,020
              8,060 Suncor Energy, Inc.                                                                     186,599
                                                                                                      -------------
                                                                                                            532,619

Finland (3.1%)
-------------------------------------------------------------------------------------------------------------------
              6,122 Nokia OYJ AB                                                                            215,143

France (14.5%)
-------------------------------------------------------------------------------------------------------------------
              3,300 AGF (Assurances Generales de France)                                                    210,772
              2,623 Aventis SA                                                                              207,159
             10,335 Havas Advertising SA                                                                    152,678
             11,215 Rhodia SA                                                                               172,039
              4,704 Sanofi-Synthelabo SA                                                                    270,708
                                                                                                      -------------
                                                                                                          1,013,356

Germany (11.2%)
-------------------------------------------------------------------------------------------------------------------
              4,077 Metro AG                                                                                198,995
                570 Muenchener Rueckversicherungs AG                                                        184,415
              7,559 ProSieben SAT.1 Media AG                                                                245,966
                811 SAP AG-Vorzugsaktie                                                                     157,583
                                                                                                      -------------
                                                                                                            786,959

Italy (3.8%)
-------------------------------------------------------------------------------------------------------------------
             40,635 Telecom Italia SpA                                                                      265,960

Japan (8.4%)
-------------------------------------------------------------------------------------------------------------------
              3,300 Fuji Machine Manufacturing Co., Ltd.                                                     97,935
                500 NEC Corp.                                                                                10,215
             17,000 Nikko Securities Co., Ltd.                                                              124,009
                 21 Nippon Telegraph and Telephone Corp.                                                    146,323
                 11 NTT DoCoMo                                                                              211,957
                                                                                                      -------------
                                                                                                            590,439

Netherlands (12.9%)
-------------------------------------------------------------------------------------------------------------------
              5,063 Akzo-Nobel NV                                                                           244,532
              2,450 Gucci Group NV                                                                          223,195
              5,684 Internationale Nederlanden Groep (ING) NV                                               434,168
                                                                                                      -------------
                                                                                                            901,895

South Korea (5.5%)
-------------------------------------------------------------------------------------------------------------------
              8,000 Pohang Iron & Steel Company, Ltd. ADR                                                   168,000
              2,229 Samsung Electronics 144A GDR                                                            213,984
                                                                                                      -------------
                                                                                                            381,984

Spain (2.6%)
-------------------------------------------------------------------------------------------------------------------
              9,481 Telefonica SA (NON)                                                                     181,314

Switzerland (5.3%)
-------------------------------------------------------------------------------------------------------------------
                 33 Nestle SA                                                                                69,976
                123 Swatch Group AG (The)                                                                   147,810
                225 Synthes-Stratec, Inc.                                                                   152,099
                                                                                                      -------------
                                                                                                            369,885

United Kingdom (19.0%)
-------------------------------------------------------------------------------------------------------------------
              2,370 AstraZeneca Group PLC                                                                   102,886
             21,400 British Aerospace PLC                                                                    92,527
              8,041 Cable & Wireless PLC                                                                    106,766
             19,922 Granada Compass PLC                                                                     201,373
             15,195 Imperial Chemical Industries PLC                                                        112,752
             45,881 Shell Transportation & Trading PLC                                                      377,984
             15,052 United Business Media PLC                                                               182,927
             11,600 WPP Group PLC                                                                           149,447
                                                                                                      -------------
                                                                                                          1,326,662
                                                                                                      -------------
                    Total Common Stocks (cost $6,375,709)                                             $   6,566,216

UNITS (2.3%) (a) (cost $245,254)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                400 Nippon Television Network Corp. Warrants
                    expiration 6/28/01 (issued by Merrill Lynch
                    International & Co., C.V.) (Japan)                                                $     159,718

SHORT-TERM INVESTMENTS (4.0%) (a) (cost $282,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      282,000 Interest in $400,000,000 joint tri-party repurchase agreement dated January 31, 2001 with Credit Suisse First Boston
                    due February 1, 2001 with respect to various U.S.
                    Government obligations -- maturity value of $282,045
                    for an effective yield of 5.76%                                                   $     282,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,902,963) (b)                                           $   7,007,934
-------------------------------------------------------------------------------------------------------------------




  (a) Percentages indicated are based on net assets of $6,992,345.

  (b) The aggregate identified cost on a tax basis is $6,936,390, resulting in gross unrealized appreciation and depreciation of $425,742 and $354,198, respectively, or net unrealized appreciation of $71,544.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentrations greater than 10% at January 31, 2001
      (as a percentage of net assets):

      Insurance                 11.9%
      Telecommunications        10.5

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $6,902,963) (Note 1)                                            $7,007,934
-------------------------------------------------------------------------------------------
Cash                                                                                    544
-------------------------------------------------------------------------------------------
Foreign currency (cost $170,141)                                                    169,760
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            10,015
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                      123,638
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                      1,230
-------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                     647
-------------------------------------------------------------------------------------------
Total assets                                                                      7,313,768

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian                                                              66,369
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    220,903
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,328
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           13
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             13
-------------------------------------------------------------------------------------------
Payable for audit fees                                                               25,400
-------------------------------------------------------------------------------------------
Payable for offering costs                                                            2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                5,397
-------------------------------------------------------------------------------------------
Total liabilities                                                                   321,423
-------------------------------------------------------------------------------------------
Net assets                                                                       $6,992,345

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $7,112,368
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (224,624)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                        104,601
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $6,992,345

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($6,992,345 divided by 872,094 shares)                                                $8.02
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.02)*                                $8.51
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Period May 30, 2000 (commencement of operations) to January 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $2,151)                                          $  23,207
-------------------------------------------------------------------------------------------
Interest                                                                             19,618
-------------------------------------------------------------------------------------------
Total investment income                                                              42,825

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     33,228
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,468
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       957
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         33
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                               1,353
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               4,917
-------------------------------------------------------------------------------------------
Auditing                                                                             25,401
-------------------------------------------------------------------------------------------
Legal                                                                                 3,077
-------------------------------------------------------------------------------------------
Other                                                                                 2,023
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                      (21,630)
-------------------------------------------------------------------------------------------
Total expenses                                                                       54,827
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (2,901)
-------------------------------------------------------------------------------------------
Net expenses                                                                         51,926
-------------------------------------------------------------------------------------------
Net investment loss                                                                  (9,101)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                   (224,624)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                            (136)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                   (370)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                        104,971
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (120,159)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(129,260)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                       For the period May 30, 2000
                                                                      (commencement of operations)
                                                                               to January 31, 2001
                                                                      ----------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment loss                                                                    $    (9,101)
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                                             (224,760)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                               104,601
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                      (129,260)
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  Return of capital                                                                        (12,115)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        4,133,720
--------------------------------------------------------------------------------------------------
Total increase in net assets                                                             3,992,345

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             3,000,000
--------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $--)                                                           $6,992,345
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
-------------------------------------------------
                                  For the period
Per-share                          May 30, 2000+
operating performance              to January 31
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment loss (b)(d)              (.01)
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.46)
-------------------------------------------------
Total from
investment operations                   (.47)
-------------------------------------------------
Less distributions:
-------------------------------------------------
Return of capital                       (.01)
-------------------------------------------------
Total distributions                     (.01)
-------------------------------------------------
Net asset value,
end of period                          $8.02
-------------------------------------------------
Total return at
net asset value (%)(a)                 (5.48)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $6,992
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)            1.12*
-------------------------------------------------
Ratio of net investment loss
to average net assets (%)(b)            (.19)*
-------------------------------------------------
Portfolio turnover (%)                115.16*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.04 per share (Note 2).

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001

Note 1
Significant accounting policies

Putnam International Fund 2000 (the "fund") a series of Putnam Funds
Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in common stocks of a relatively small number of companies outside the United States which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes are currently undervalued.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended January 31, 2001, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At January 31, 2001, the fund had a capital loss carryover of approximately $10,000 available to offset future net capital gain, if any, which will expire on Janaury 31, 2009.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sales transactions, foreign currency gains and losses, post-October loss deferrals and net operating loss. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended January 31, 2001, the fund reclassified $9,101 to decrease accumulated net investment loss and $9,237 to decrease paid-in-capital, with a decrease to accumulated net realized loss of $136. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized offering costs The offering costs of $2,000 are being amortized on a straight line basis over a twelve month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 31, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC, and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the period ended January 31, 2001, the fund's expenses were reduced by $2,901 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently have not approved payments pursuant to the plan.

For the period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $12,446,831 and $5,601,244, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                               For the period May 30, 2000
                                           (commencement of operations) to
                                                          January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    617,049          $4,919,941
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,580              12,115
---------------------------------------------------------------------------
                                               618,629           4,932,056

Shares
repurchased                                    (99,476)           (798,336)
---------------------------------------------------------------------------
Net increase                                   519,153          $4,133,720
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering
of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 30, 2000, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 shares to Putnam Retail Management, Inc. on May 30, 2000.

At January 31, 2001, Putnam Investments, LLC owned 353,585 shares of the fund (40.5% of shares outstanding), valued at $2,835,752.

Note 6
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.

For the period ended January 31, 2001, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President

Omid Kamshad
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Joshua L. Byrne
Vice President and Fund Manager

Shigeki Makino
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


69574  2SL  3/01


Putnam
International
Core
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Successful investing beyond the borders of the United States demands the same basic disciplines that investing in the domestic market does: solid research and astute stock selection. But it requires something else as well: a world view. With offices in London and Tokyo in addition to the home base in Boston and with a multinational investment management capability, Putnam provides such a perspective.

Putnam International Core Fund moves into its first full fiscal year with a portfolio of carefully selected small companies that its managers believe possess excellent long-term potential. In the following report for the fund's initial, abbreviated fiscal year, managers Joseph P. Joseph and Andrew Graham provide insights into the investment philosophy and strategy that will drive the fund in the months and years ahead. They also provide profiles of some of the companies included in the fund's portfolio that we believe you will find interesting.

We appreciate your support of this new fund as it begins to build a track record based on a sound, consistent, and carefully managed investment philosophy.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

Joseph P. Joseph
Andrew Graham

With only one month's performance on the books, this annual report for Putnam International Core Fund's first, abbreviated fiscal year will focus primarily on the fund's key investment strategies and the outlook for international investments. Relying on Putnam's core investment style, your fund invests in small companies located outside of the United States that offer strong growth prospects at undervalued prices.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Vinci
France
Engineering and construction

Sampo-Leonia Insurance Co., Ltd.,
Class A
Finland
Insurance

Publicis S.A.
France
Advertising and marketing

Havas Advertising, S.A.
France
Advertising and marketing

Cordiant Communications Group
PLC
United Kingdom
Commercial and consumer services

Grupo Dragados, S.A.
Spain
Engineering and construction

Hagemeyer, N.V.
Netherlands
Commercial and consumer services

CNP Assurances
France
Insurance

Sparebanken NOR
Norway
Banking

Vestas Wind Systems A/S
Denmark
Electrical equipment

Footnote reads:
These holdings represent 28.8% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

In line with the core strategy, the fund has no predetermined bias toward growth or value stocks. We simply look for stocks of growing companies that we believe are worth more than their current prices indicate, regardless of whether they are considered growth stocks or value stocks.

Currently your fund is positioned primarily in stocks of European companies, and they constitute approximately 80% of the portfolio. This allocation reflects our belief that the European economy, unlike the U.S. economy, is still growing at a healthy pace. The outlook for the euro has improved and consumer confidence is still strong across the Continent. Outside Europe, the fund has the majority of its holdings in Japan, North America, Latin America, and several Asian Pacific countries.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Banking	                             9.7%

Insurance	                         8.2%

Engineering and
construction	                     7.4%

Commercial and
consumer services	                 7.0%

Electronics	                         6.5%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

There are two companies that we would like to highlight in order to give you a better understanding of the types of businesses in which your fund invests. One of them is Vinci, a French construction firm that dominates the world market as a contractor. Vinci builds highways and roads and operates parking lots around the world. Although it is not a particularly well-known company, we believe that Vinci stock will grow in value as other investors recognize its potential. Sampo-Leonia Insurance Co., based in Finland, is another holding that was attractively priced. We believe it offers strong growth prospects because the insurance industry in Finland and the Baltics is just beginning to expand. While these holdings and others were viewed favorably as of January 31, they are subject to review and may vary in the future.

In order to meet the fund's goal of achieving growth in possibly volatile markets, we monitor the portfolio on a company-by- company basis. Buy, sell, and hold decisions are based on each company's underlying worth with less emphasis on broad industry trends or market conditions. While the fund was off to a slow start in its first month, we are optimistic that the undervalued investments in the portfolio can perform well as it moves into its first full fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. Performance reflects a voluntary expense limitation currently or previously in effect. Had it not been in effect, the fund's total return would have been lower. The fund has been offered on a limited basis and had limited assets.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge.


COMPARATIVE BENCHMARKS

Salomon Smith Barney Extended Market Index World ex-U.S. is a commonly used measure of foreign, small company performance. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in the index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The the Trustees and Shareholders of
Putnam International Core Fund
(a series of Putnam Funds Trust)

We have audited the accompanying statement of assets and liabilities of Putnam International Core Fund, a series of Putnam Funds Trust, including the fund's portfolio, as of January 31, 2001, and the related statement of operations, statement of changes in net assets and financial highlights for the period from December 29, 2000 to January 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam International Core Fund as of January 31, 2001, the results of its operations, changes in its net assets and financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                               KPMG   LLP
Boston, Massachusetts
March 9, 2001



THE FUND'S PORTFOLIO
January 31, 2001

COMMON STOCKS (90.9%) (a)
NUMBER OF SHARES                                                                                              VALUE
Bermuda (2.6%)
-------------------------------------------------------------------------------------------------------------------
              1,400 IPC Holdings, Ltd.                                                               $       30,625
              2,188 Orient Express Hotels, Ltd. (NON)                                                        45,970
                                                                                                     --------------
                                                                                                             76,595

Canada (1.9%)
-------------------------------------------------------------------------------------------------------------------
              5,575 CFM Majestic, Inc. (NON)                                                                 29,714
                100 Fairfax Financial Holdings, Ltd. (NON)                                                   17,348
                700 Mitel Corporation                                                                         7,732
                                                                                                      -------------
                                                                                                             54,794

Denmark (6.5%)
-------------------------------------------------------------------------------------------------------------------
                474 Genmab A/S (NON)                                                                         11,107
                394 Genmab A/S 144A (NON)                                                                     9,232
              2,338 GN Store Nord                                                                            48,373
                856 NEG Micon A/S                                                                            51,318
              1,124 Vestas Wind Systems A/S                                                                  68,365
                                                                                                      -------------
                                                                                                            188,395

Finland (8.2%)
-------------------------------------------------------------------------------------------------------------------
              4,201 Comptel OYJ                                                                              38,510
              3,065 Perlos OYJ                                                                               45,877
                533 Pohjola Group Insurance Corp.                                                            23,587
              1,792 Sampo-Leonia Insurance Co.                                                               98,279
              1,700 Teleste OYJ                                                                              32,416
                                                                                                      -------------
                                                                                                            238,669

France (15.3%)
-------------------------------------------------------------------------------------------------------------------
              1,924 CNP Assurances                                                                           68,867
              1,815 Elior (NON)                                                                              24,957
              6,242 Havas Advertising SA                                                                     92,213
              2,900 Publicis SA                                                                              96,521
              1,908 Vinci                                                                                   105,545
                214 Zodiac SA                                                                                56,205
                                                                                                      -------------
                                                                                                            444,308

Germany (4.0%)
-------------------------------------------------------------------------------------------------------------------
                395 Kamps AG                                                                                  6,188
              1,208 ProSieben SAT.1 Media AG                                                                 39,308
                846 SGL Carbon (NON)                                                                         54,349
                414 Zapf Creaton AG                                                                          16,281
                                                                                                      -------------
                                                                                                            116,126

Italy (6.4%)
-------------------------------------------------------------------------------------------------------------------
              8,211 Banca Popolare di Brescia SpA (REL)                                                      53,894
             10,006 Banca Popolare di Milano                                                                 55,815
              4,612 Banca Popolare di Verona                                                                 51,711
             15,100 Parmalat Finanziaria SpA                                                                 24,146
                                                                                                      -------------
                                                                                                            185,566

Japan (7.1%)
-------------------------------------------------------------------------------------------------------------------
                400 Aiful Corp.                                                                              32,860
              3,000 FDK Corp.(NON)                                                                           30,710
                500 MACNICA, Inc.                                                                            48,172
                  2 Net One Systems Co., Ltd.                                                                55,226
              1,400 Nissin Food Products                                                                     32,637
                300 Shimano, Inc.                                                                             5,781
                                                                                                      -------------
                                                                                                            205,386

Mexico (1.3%)
-------------------------------------------------------------------------------------------------------------------
              2,140 Grupo Aeroportuario del Sureste S.A. de C.V. ADR (NON)                                   38,520

Netherlands (5.0%)
-------------------------------------------------------------------------------------------------------------------
                174 Draka Holding N.V.                                                                        8,331
              3,093 Hagemeyer N.V.                                                                           73,183
                550 Hunter Douglas N.V.                                                                      15,366
                350 Internatio-Muller N.V.                                                                    7,679
                398 Van der Moolen Holding N.V.                                                              40,573
                 80 Oce N.V.                                                                                  1,364
                                                                                                      -------------
                                                                                                            146,496

Norway (2.4%)
-------------------------------------------------------------------------------------------------------------------
              2,452 Sparebanken NOR-CAP CTF                                                                  68,820

Singapore (1.8%)
-------------------------------------------------------------------------------------------------------------------
             11,000 Overseas Union Bank, Ltd.                                                                50,797

Spain (4.7%)
-------------------------------------------------------------------------------------------------------------------
                926 Abengoa SA                                                                               29,615
              6,765 Grupo Dragados SA                                                                        78,869
              2,233 NH Hoteles SA                                                                            28,130
                                                                                                      -------------
                                                                                                            136,614

Sweden (2.3%)
-------------------------------------------------------------------------------------------------------------------
              2,502 Arkivator AB                                                                             59,227
                710 Eniro AB (NON)                                                                            7,006
                                                                                                      -------------
                                                                                                             66,233

Switzerland (3.7%)
-------------------------------------------------------------------------------------------------------------------
                 50 Forbo Holding AG                                                                         22,817
                170 Geberit International AG                                                                 46,340
                 33 Tecan AG                                                                                 37,528
                                                                                                      -------------
                                                                                                            106,685

Taiwan (0.3%)
-------------------------------------------------------------------------------------------------------------------
                500 ASE Test, Ltd. (NON)                                                                      8,500

United Kingdom (17.4%)
-------------------------------------------------------------------------------------------------------------------
             33,545 Aegis Group PLC                                                                          61,494
             20,552 Cordiant Communications Group PLC                                                        83,306
              9,400 Davis Service Group PLC                                                                  45,311
             16,826 Firstgroup PLC                                                                           67,159
              4,374 Hit Entertainment PLC                                                                    28,112
             13,748 Iceland Group PLC                                                                        29,721
             60,510 Kidde PLC (NON)                                                                          63,639
              4,066 Matalan PLC                                                                              28,568
             11,000 Regus PLC (NON)                                                                          58,165
              3,625 Severn Trent Water PLC                                                                   37,065
                300 Trinity PLC                                                                               1,989
                                                                                                     --------------
                                                                                                            504,529
                                                                                                     --------------
                    Total Common Stocks (cost $2,724,018)                                            $    2,637,033

SHORT-TERM INVESTMENTS (13.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $191,000 Interest in $900,000,000 joint tri-party repurchase agreement dated January 31, 2001 with S.B.C. Warburg Securities due
                    February 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $191,030 for an effective
                    yield of 5.74%                                                                   $      191,000
            185,000 Interest in $400,000,000 joint tri-party repurchase agreement dated January 31, 2001 with Credit Suisse First Boston due
                    February 1, 2001 with respect to various U.S. Government
                    obligations -- maturity value of $185,030 for an effective
                    yield of 5.76%                                                                          185,000
                                                                                                     --------------
                    Total Short-Term Investments (cost $376,000)                                     $      376,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,100,018) (b)                                          $    3,013,033
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $2,899,887.

  (b) The aggregate identified cost on a tax basis is $3,104,011, resulting in gross unrealized appreciation and depreciation of $66,852 and $157,830, respectively, or net unrealized depreciation of $90,978.

(NON) Non-income-producing security.

(REL) Banca Popolare di Brescia SpA is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,100,018) (Note 1)                                            $3,013,033
-------------------------------------------------------------------------------------------
Cash                                                                                  8,458
-------------------------------------------------------------------------------------------
Foreign currency (cost $73,195)                                                      72,142
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                                60
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       14,795
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                     10,246
-------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                   1,814
-------------------------------------------------------------------------------------------
Total assets                                                                      3,120,548

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                    204,630
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              100
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            19
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Payable for auditing fee                                                             10,450
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                3,459
-------------------------------------------------------------------------------------------
Total liabilities                                                                   220,661
-------------------------------------------------------------------------------------------
Net assets                                                                       $2,899,887

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,003,030
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          4,619
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                              (20,783)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                        (86,979)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $2,899,887

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($2,899,887 divided by 353,305 shares)                                                $8.21
-------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $8.21)*                                        $8.71
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Period from December 29, 2000 (commencement of operations) to January 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                   $   8,589

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      2,725
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          342
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        19
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,400
-------------------------------------------------------------------------------------------
Registration fees                                                                       793
-------------------------------------------------------------------------------------------
Auditing                                                                             10,450
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                                 186
-------------------------------------------------------------------------------------------
Other                                                                                   266
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                      (12,971)
-------------------------------------------------------------------------------------------
Total expenses                                                                        4,213
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (243)
-------------------------------------------------------------------------------------------
Net expenses                                                                          3,970
-------------------------------------------------------------------------------------------
Net investment income                                                                 4,619
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (20,774)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                              (9)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                   6
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (86,985)
-------------------------------------------------------------------------------------------
Net loss on investments                                                            (107,762)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                              $(103,143)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                  For the period December 29, 2000
                                                                      (commencement of operations)
                                                                               to January 31, 2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                                    $   4,619
--------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                         (20,783)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                               (86,979)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                      (103,143)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                            3,030
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                                              (100,113)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             3,000,000
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $4,619)                 $2,899,887
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
-------------------------------------------------
                                  For the period
Per-share                         Dec. 29, 2000+
operating performance              to January 31
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income (b)(d)             .01
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.30)
-------------------------------------------------
Total from
investment operations                   (.29)
-------------------------------------------------
Net asset value,
end of period                          $8.21
-------------------------------------------------
Total return at
net asset value (%)(a)                 (3.41)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $2,900
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)             .14*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)             .16*
-------------------------------------------------
Portfolio turnover (%)                  5.72*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.04 per share (Note 2).

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001

Note 1
Significant accounting policies

Putnam International Core Fund ("the fund") is a series of Putnam Fund Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek long-term capital appreciation by investing mainly in common stocks of companies outside the United States which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC believes are currently undervalued.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At January 31, 2001, the fund had a capital loss carryover of approximately $17,000 available to offset future net capital gain, if any, which will expire on January 31, 2009.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended January 31, 2001, the fund had no reclassifications to capital accounts.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized offering costs The offering costs of $2,000 are being amortized on a straight line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion, and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 31, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC and payments under the Trust's distribution plan) would exceed an annual rate of 1.55% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the period ended January 31, 2001, the fund's expenses were reduced by $243 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently have not approved payments pursuant to the plan.

For the period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,895,607 and $150,815, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         For the period December 29, 2000,
                                              (commencement of operations)
                                                       to January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                        364              $3,030
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                   	               364               3,030

Shares
repurchased                                         --                  --
---------------------------------------------------------------------------
Net increase                            	       364              $3.030
---------------------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to December 29, 2000 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 shares to Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC on December 29, 2000.

At January 31, 2001, Putnam Investments, LLC owned 352,941 shares of the fund (99.9% of shares outstanding), valued at $2,894,116.

FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Joseph P. Joseph
Vice President and Fund Manager

Andrew Graham
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Core Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

69576   2UB   3/01


Putnam
Mid Cap
Fund 2000

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

1-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

The market environment that prevailed throughout Putnam Mid Cap Fund 2000's abbreviated initial fiscal year is one that most equity investors will not look back on with equanimity. While the mid-cap growth companies in which your fund invests were selected on the basis of their potential for solid long-term growth, the combination of challenging market conditions and the fund's short life has not yet allowed them to demonstrate this potential.

Seasoned investors know that volatile markets usually create opportunities for a fund to take advantage of future growth. Putnam's team approach to portfolio management and its commitment to style consistency suggest that the fund will be well positioned to take advantage of opportunities in the mid-cap growth market in the event it resumes its upward slope.

On the following pages, portfolio managers Eric Wetlaufer, Anthony Santosus, Dana Clark, and Margery Parker discuss the fund's strategy and outlook for its first full fiscal year.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
March 21, 2001

REPORT FROM FUND MANAGEMENT

Eric M. Wetlaufer
Anthony C. Santosus
Dana F. Clark
Margery C. Parker

It is our pleasure to present the first shareholder report for the Putnam Mid Cap Fund 2000. Since its inception on December 29, 2000 is so recent, we will refrain from discussing performance until the semiannual report dated July 31, 2001. We would, however, like to take this opportunity to discuss the fund's investment style and our outlook for the coming year.

* A CONCENTRATED PORTFOLIO OF MID-CAP GROWTH STOCKS

The fund, modeled after Putnam Vista Fund, invests primarily in companies with high growth potential and a market capitalization of around $9 billion. These midsize companies have strong potential for growth not necessarily present in larger companies. At the same time, they are much less likely to suffer the difficulties in expansion often faced by small-cap companies. In particular, we are targeting companies we believe possess strong management and well-designed business plans. We also anticipate seeing significant growth in market share, sales, and earnings in the relatively near future. At present, the fund's portfolio is fundamentally a pared-down version of Putnam Vista Fund's holdings. In the future, we expect that typically close to 100% of the stocks held by Putnam Mid Cap Fund 2000 will also be present in Putnam Vista Fund.

While the older, larger Putnam Vista Fund portfolio includes significantly more companies, your fund is no less diverse in the nature of its investments. The industries in which your fund currently invests include technology, health care, consumer staples and consumer cyclicals, energy, and financials. We expect the fund will continue to be as wide-ranging in its sector selection in the future.

Unlike its larger counterpart, however, Putnam Mid Cap Fund 2000 limits its equity holdings to between 40 and 50 companies, fewer than half the number of companies in Putnam Vista Fund portfolio. The most immediate effect of limiting the number, though not the nature, of companies in your fund's portfolio is an increase in its sensitivity to market fluctuations.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electronics             12.3%

Software                11.7%

Biotechnology            9.4%

Energy                   7.8%

Pharmaceuticals          7.4%

Footnote reads:
*Based on net assets as of 1/31/01. Holdings will vary over time.

While investing in such a relatively small number of companies does make the fund more subject to short-term market volatility, it also disciplines us to focus on what we believe to be the highest quality companies within this market sector, those we believe ultimately will deliver the best long-term performance. The much smaller collection of companies in the fund's portfolio is the product of rigorous research and selectivity.

* MID-CAP COMPANIES DREW ATTENTION IN 2000

Despite the uncertainties surrounding the presidential election and the Federal Reserve Board's future role in the slowing economy, 2000 was a decent year overall for many undervalued mid-cap companies. The Russell Midcap Index gained 8.25%, and many of the companies under the mid-cap umbrella that had received relatively little attention in 1997 and 1998 finally saw their stocks enjoy some of the gains experienced by larger companies.

At the same time, a number of large-cap companies, especially in the technology sector, saw their valuations sharply reduced by the market selloff. Earnings reports from some large flagship companies were lower than expected, and stock prices suffered. As a result, investors who had previously focused on these large-cap companies turned their attention to mid-cap companies boasting strong growth rates and high product demand. Mid-cap value stock prices in turn benefited from the increased investor interest.

Unfortunately mid-cap growth stocks did not reap the same rewards as their value counterparts in 2000. The Russell Midcap Growth Index, which is your fund's benchmark, lost 11.75% over the year. Nonetheless, a decline in that vicinity was relatively good news for mid-cap growth funds when compared to the losses of two or more times that number experienced by many disappointing large-cap stocks and funds during a rather turbulent year.

* STOCK SELECTION SHOULD PROVE KEY IN 2001

As 2001 began, both mid- and large-cap companies were priced at what we considered to be generally more appropriate valuations than we had seen a year ago. We believe that sector-based funds, like technology and health care, will have difficulty replicating the kind of success they found in 1999 and the first half of 2000. In addition, we feel mid-cap stocks will not provide the refuge from declining large-cap, high-tech companies that they did last year.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

KLA Tencor Corp.
Semiconductors

Maxim Integrated Products, Inc.
Electronics

Rational Software Corp.
Software

Peregrine Systems, Inc.
Software

QLogic Corp.
Electronics

Palm, Inc.
Computers

Sanmina Corp.
Electronics

Harley-Davidson, Inc.
Leisure

Allergan, Inc.
Pharmaceuticals

Univision Communications, Inc.
Class A
Broadcasting

Footnote reads:
These holdings represent 28.4% of the fund's net assets as of 1/31/01. Portfolio holdings will vary over time.

As a result, the in-depth analysis and careful stock selection that lie at the heart of your fund's strategy will play an even more important role in 2001. We rely on our assessment of the fundamental worth of the companies behind the stocks to determine portfolio holdings, and we believe that the growth potential for quality midsize companies should lead to a number of solid investment opportunities in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations. The fund is currently offered on a limited basis and has limited assets.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares.

COMPARATIVE BENCHMARKS

Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. The index assumes reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ.
It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam Mid Cap Fund 2000 (a series of Putnam Funds Trust)

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Mid Cap Fund 2000 (the "fund") at January 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period December 29, 2000 (commencement of operations) through January 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments owned at January 31, 2001 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
March 14, 2001



THE FUND'S PORTFOLIO
January 31, 2001

COMMON STOCKS (96.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Banking (3.0%)
-------------------------------------------------------------------------------------------------------------------
                854 Greenpoint Financial Corp.                                                        $      30,104
                420 M & T Bank Corp.                                                                         28,686
                                                                                                      -------------
                                                                                                             58,790

Biotechnology (9.4%)
-------------------------------------------------------------------------------------------------------------------
                537 Applera Corp-Applied Biosystems Group                                                    45,108
              1,032 Immunex Corp. (NON)                                                                      31,605
                905 MedImmune, Inc. (NON)                                                                    35,974
                750 Millennium Pharmaceuticals, Inc. (NON)                                                   37,594
                483 Waters Corp. (NON)                                                                       35,515
                                                                                                      -------------
                                                                                                            185,796

Broadcasting (2.5%)
-------------------------------------------------------------------------------------------------------------------
              1,170 Univision Communications, Inc. Class A (NON)                                             49,877

Communications Equipment (4.5%)
-------------------------------------------------------------------------------------------------------------------
                380 Brocade Communications Systems (NON)                                                     34,319
                234 Comverse Technology, Inc. (NON)                                                          26,515
                595 Redback Networks, Inc. (NON)                                                             28,486
                                                                                                      -------------
                                                                                                             89,320

Computers (2.7%)
-------------------------------------------------------------------------------------------------------------------
              1,948 Palm, Inc. (NON)                                                                         52,840

Consumer Finance (1.7%)
-------------------------------------------------------------------------------------------------------------------
                534 Capital One Financial Corp.                                                              33,653

Electronics (12.3%)
-------------------------------------------------------------------------------------------------------------------
                517 Applied Micro Circuits Corp. (NON)                                                       38,000
              1,078 Maxim Integrated Products, Inc. (NON)                                                    65,825
                318 PerkinElmer, Inc.                                                                        31,002
                619 QLogic Corp. (NON)                                                                       54,472
              1,070 Sanmina Corp. (NON)                                                                      52,029
                                                                                                      -------------
                                                                                                            241,328

Energy (7.8%)
-------------------------------------------------------------------------------------------------------------------
              1,728 Global Marine, Inc. (NON)                                                                49,680
                400 National-Oilwell, Inc. (NON)                                                             14,596
              1,040 Transocean Sedco Forex, Inc.                                                             47,268
                876 Weatherford International, Inc. (NON)                                                    42,819
                                                                                                      -------------
                                                                                                            154,363

Food (1.1%)
-------------------------------------------------------------------------------------------------------------------
                327 Krispy Kreme Doughnuts, Inc. (NON)                                                       21,214

Health Care Services (2.6%)
-------------------------------------------------------------------------------------------------------------------
                278 Quest Diagnostics, Inc. (NON)                                                            28,773
                413 UnitedHealth Group, Inc.                                                                 23,297
                                                                                                      -------------
                                                                                                             52,070

Insurance (1.6%)
-------------------------------------------------------------------------------------------------------------------
                531 Old Republic International Corp.                                                         14,592
                221 XL Capital, Ltd. (Bermuda)                                                               16,394
                                                                                                      -------------
                                                                                                             30,986

Leisure (2.6%)
-------------------------------------------------------------------------------------------------------------------
              1,118 Harley-Davidson, Inc.                                                                    50,746

Manufacturing (1.3%)
-------------------------------------------------------------------------------------------------------------------
                406 Danaher Corp.                                                                            26,179

Medical Technology (2.4%)
-------------------------------------------------------------------------------------------------------------------
              1,036 Stryker Corp.                                                                            46,827

Natural Gas Utilities (1.6%)
-------------------------------------------------------------------------------------------------------------------
                648 Dynegy, Inc.                                                                             31,558

Pharmaceuticals (7.4%)
-------------------------------------------------------------------------------------------------------------------
                618 Allergan, Inc.                                                                           50,522
              1,111 Alza Corp. (NON)                                                                         45,995
                736 Forest Laboratories, Inc. (NON)                                                          49,283
                                                                                                      -------------
                                                                                                            145,800

Power Producers (1.8%)
-------------------------------------------------------------------------------------------------------------------
                891 Calpine Corp. (NON)                                                                      35,560

Restaurants (4.0%)
-------------------------------------------------------------------------------------------------------------------
              1,609 Darden Restaurants, Inc.                                                                 34,770
                883 Starbucks Corp. (NON)                                                                    44,095
                                                                                                      -------------
                                                                                                             78,865

Retail (0.8%)
-------------------------------------------------------------------------------------------------------------------
                410 Tiffany & Co.                                                                            15,367

Semiconductor (3.5%)
-------------------------------------------------------------------------------------------------------------------
              1,517 KLA Tencor Corp. (NON)                                                                   69,592

Software (11.7%)
-------------------------------------------------------------------------------------------------------------------
                600 Internet Security Systems, Inc. (NON)                                                    42,638
                395 Mercury Interactive Corp. (NON)                                                          34,316
              1,821 Peregrine Systems, Inc. (NON)                                                            55,768
              1,101 Rational Software Corp. (NON)                                                            57,183
                467 webMethods, Inc. (NON)                                                                   40,104
                                                                                                      -------------
                                                                                                            230,009

Technology Services (5.9%)
-------------------------------------------------------------------------------------------------------------------
                608 Convergys Corp. (NON)                                                                    28,881
                742 Fiserv, Inc. (NON)                                                                       38,445
              1,039 Symbol Technologies, Inc.                                                                49,145
                                                                                                      -------------
                                                                                                            116,471

Telecommunications (2.4%)
-------------------------------------------------------------------------------------------------------------------
              1,752 McLeodUSA, Inc. Class A (NON)                                                            32,741
                206 Research in Motion Ltd. (Canada) (NON)                                                   13,557
                                                                                                      -------------
                                                                                                             46,298

Transaction Processing (1.5%)
-------------------------------------------------------------------------------------------------------------------
                689 Concord EFS, Inc. (NON)                                                                  30,198
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,939,234) (b)                                           $   1,893,707
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,969,544.

  (b) The aggregate identified cost on a tax basis is $1,940,453, resulting in gross unrealized appreciation and depreciation of $101,938 and $148,684, respectively, or net unrealized depreciation of $46,746.

(NON) Non-income-producing security.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,939,234) (Note 1)                                            $1,893,707
-------------------------------------------------------------------------------------------
Cash                                                                                 45,694
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                               45
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               14,663
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       30,812
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                     23,398
-------------------------------------------------------------------------------------------
Unamortized offering costs (Note 1)                                                   1,814
-------------------------------------------------------------------------------------------
Total assets                                                                      2,010,133

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      6,905
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                      6,700
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               63
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            19
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Payable for audit fees                                                               21,700
-------------------------------------------------------------------------------------------
Payable for offering costs (Note 1)                                                   2,000
-------------------------------------------------------------------------------------------
Other accrued expenses                                                                3,199
-------------------------------------------------------------------------------------------
Total liabilities                                                                    40,589
-------------------------------------------------------------------------------------------
Net assets                                                                       $1,969,544

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $2,017,399
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          1,227
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (3,555)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (45,527)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $1,969,544

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,969,544 divided by 237,396 shares)                                                $8.30
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.30)*                                $8.81
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
For the period December 29, 2000 (commencement of operations) to January 31, 2001
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                           $    44
-------------------------------------------------------------------------------------------
Interest                                                                              2,956
-------------------------------------------------------------------------------------------
Total investment income                                                               3,000

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      1,403
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          219
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        19
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3
-------------------------------------------------------------------------------------------
Amortization of offering costs (Note 1)                                                 186
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,400
-------------------------------------------------------------------------------------------
Registration fees                                                                       533
-------------------------------------------------------------------------------------------
Auditing                                                                             21,700
-------------------------------------------------------------------------------------------
Legal                                                                                   267
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by manager (Note 2)                                      (24,801)
-------------------------------------------------------------------------------------------
Total expenses                                                                        1,929
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (156)
-------------------------------------------------------------------------------------------
Net expenses                                                                          1,773
-------------------------------------------------------------------------------------------
Net investment income                                                                 1,227
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                     (3,555)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                        (45,527)
-------------------------------------------------------------------------------------------
Net loss on investments                                                             (49,082)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                               $(47,855)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the period
                                                                                 December 29, 2000
                                                                      (commencement of operations)
                                                                               to January 31, 2001
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $    1,227
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                                            (3,555)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                 (45,527)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                       (47,855)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           17,399
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                                               (30,456)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             2,000,000
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $1,227)                 $1,969,544
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
-------------------------------------------------
                                   For the period
Per-share                          Dec. 29, 2000+
operating performance              to January 31
-------------------------------------------------
                                        2001
-------------------------------------------------
Net asset value,
beginning of period                    $8.50
-------------------------------------------------
Investment operations
-------------------------------------------------
Net investment income (b)(d)             .01
-------------------------------------------------
Net realized and unrealized
loss on investments                     (.21)
-------------------------------------------------
Total from
investment operations                   (.20)
-------------------------------------------------
Net asset value,
end of period                          $8.30
-------------------------------------------------
Total return at
net asset value (%)(a)                 (2.35)*
-------------------------------------------------

Ratios and supplemental data
-------------------------------------------------
Net assets, end of period
(in thousands)                        $1,970
-------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)             .10*
-------------------------------------------------
Ratio of net investment income
to average net assets (%)(b)             .07*
-------------------------------------------------
Portfolio turnover (%)                  7.60*
-------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.11 per share (Note 2).

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
January 31, 2001

Note 1
Significant accounting policies

Putnam Mid Cap Fund 2000 (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks of mid-sized companies which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes are currently undervalued.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include a temporary difference of losses on wash sale transactions and post-October loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended January 31, 2001, the fund required no such reclassifications.

G) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

H) Unamortized offering costs The offering costs of $2,000 are being amortized on a straight line basis over a twelve-month period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of the fund's average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, 0.53% of the next $5 billion, 0.52% of the next $5 billion, 0.51% of the next $5 billion, 0.50% of the next $5 billion, 0.49% of the next $5 billion, 0.48% of the next $8.5 billion and 0.47% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 31, 2002, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC and payments under the Trust's distribution plan) would exceed an annual rate of 1.10% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At January 31, 2001, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the period ended January 31, 2001, the fund's expenses were reduced by $156 under these arrangements.

Each independent Trustee of the Trust receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") with respect to its class A shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35% of the average net assets attributable to class A shares. The Trustees currently have not approved payment pursuant to the Plan.

For the period ended January 31, 2001, Putnam Retail Management, Inc, acting as underwriter received no net commissions from the sale of class A shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the period ended January 31, 2001, Putnam Retail Management, Inc., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the period ended January 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $2,086,657 and $143,868, respectively. There were no purchases or sales of U.S. government obligations.

Note 4
Capital shares

At January 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           For the period December 29, 2000
                                            (commencement of operations) to
                                                           January 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                      2,102             $17,399
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                 2,102              17,399

Shares
repurchased                                         --                  --
---------------------------------------------------------------------------
Net increase                                     2,102             $17,399
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The fund was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to December 29, 2000 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $2,000,000 and the issuance of 235,294 shares to Putnam Investments, LLC on December 29, 2000.

At January 31, 2001, Putnam Investments, LLC owned 235,294 shares of the fund (99.1% of shares outstanding), valued at $1,952,940.


FEDERAL TAX INFORMATION
(Unaudited)

The Form 1099 you receive in January 2002 will show the tax status of all distributions paid to your account in calendar 2001.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Eric M. Wetlaufer
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

Dana F. Clark
Vice President and Fund Manager

Margery C. Parker
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Mid Cap Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE

69573   2UD   3/01